Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2025
DWS CROCI US Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS CROCI® U.S. Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 14), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 40) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through January 31, 2026to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.87% and 0.67% for Class C and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000  in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class C and Institutional Class) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies. Companies are selected for the fund’s portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (the number of companies under CROCI® coverage will vary; as of December 31, 2024, approximately 880 companies were under CROCI® coverage). Companies are identified from the selection universe for investment and are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Communication Services and Utilities.Management process. Portfolio management selects stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the “real” economic value rather than the “accounting” value of a company’s invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI® valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments. The fund’s portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy’s rules.The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within DWS Group, through a licensing arrangement with the fund’s Advisor.Portfolio management will periodically review and adjust the fund’s portfolio in order to maintain the desired balance between return potential and various risk factors, such as, without limitation: style, size, and idiosyncratic risks. Portfolio management may refer to the output of various optimization tools and other portfolio construction techniques in order to help control for unwanted portfolio exposure to the risk factors specified above versus relevant indices, as well as undesired levels of portfolio turnover, tax efficiency, and other factors.CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e., accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in what portfolio management believes is an effective and efficient sector and stock selection process targeting investment in real value. This CROCI® Investment Process takes into account financially material events which the CROCI® Investment Strategy and Valuation Group believes may impact a company’s valuation (and these may include macro and micro economic events, political and regulatory events or developments, and environmental, social or governance (ESG) considerations, among other factors).Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriatebroad-based securities market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriatebroad-based securities market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.comdws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	13.26%	June 30, 2020
Worst Quarter	-32.12%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2024 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 1000® Index replaces the Russell 1000® Value Index as the fund’s broad-based index in compliance with updated regulatory requirements.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 1000® Index replaces the Russell 1000® Value Index as the fund’s broad-based index in compliance with updated regulatory requirements.The Russell 1000® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.
DWS CROCI US Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
DWS CROCI US Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
DWS CROCI US Fund | Risk Stock Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
DWS CROCI US Fund | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
DWS CROCI US Fund | Risk CROCI [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CROCI® risk. The fund is managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may not prove to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund’s ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI® Investment Process.
DWS CROCI US Fund | Risk Value Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic and other factors. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.
DWS CROCI US Fund | Risk Security Selection [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.
DWS CROCI US Fund | Risk Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.
DWS CROCI US Fund | Risk Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
DWS CROCI US Fund | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
DWS CROCI US Fund | Risk Pricing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
DWS CROCI US Fund | Risk Securities Lending [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
DWS CROCI US Fund | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
DWS CROCI US Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	1,729
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	875
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
2016	rr_AnnualReturn2016	12.00%
2017	rr_AnnualReturn2017	21.58%
2018	rr_AnnualReturn2018	(11.24%)
2019	rr_AnnualReturn2019	32.68%
2020	rr_AnnualReturn2020	(12.88%)
Annual Return 2021	rr_AnnualReturn2021	26.32%
Annual Return 2022	rr_AnnualReturn2022	(15.83%)
2023	rr_AnnualReturn2023	20.49%
2024	rr_AnnualReturn2024	17.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.12%)
DWS CROCI US Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	$ 290
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	1,978
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	592
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,978
DWS CROCI US Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	382
10 Years	rr_ExpenseExampleYear10	857
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	219
5 Years	rr_ExpenseExampleNoRedemptionYear05	382
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 857
DWS CROCI US Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847
DWS CROCI US Fund | before tax | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnYear10	5.80%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnYear10	5.61%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnYear10	6.76%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnYear10	6.75%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnYear10	5.02%
DWS CROCI US Fund | After tax on distributions and sale of fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	3.27%
Since Inception	rr_AverageAnnualReturnYear10	4.47%
DWS CROCI US Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.51%
5 Years	rr_AverageAnnualReturnYear05	14.28%
Since Inception	rr_AverageAnnualReturnYear10	12.94%
DWS CROCI US Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	8.68%
Since Inception	rr_AverageAnnualReturnYear10	8.71%

[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.